STOCKHOLDERS’ DEFICIT (Details Narrative)																															1 Months Ended			2 Months Ended			3 Months Ended									4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Mar. 09, 2023 USD ($) shares	Mar. 08, 2023 USD ($) shares	Mar. 08, 2023 USD ($) shares	Dec. 06, 2022 USD ($) shares	Nov. 16, 2022 USD ($) $ / shares shares	Nov. 03, 2022 USD ($) shares	Nov. 03, 2022 USD ($) shares	Oct. 25, 2022 USD ($) $ / shares shares	Aug. 16, 2022 USD ($) $ / shares shares	Aug. 02, 2022 USD ($)	Aug. 02, 2022 USD ($) shares	Jul. 29, 2022 USD ($) shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 02, 2022 shares	Jul. 02, 2022 shares	Jun. 30, 2022 USD ($) $ / shares shares	May 18, 2022 $ / shares shares	Apr. 13, 2022 USD ($) $ / shares shares	Feb. 17, 2022 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Jan. 20, 2022 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	Aug. 12, 2021 USD ($) $ / shares shares	Jul. 20, 2021 USD ($) $ / shares shares	Mar. 22, 2021 USD ($) $ / shares shares	Nov. 17, 2020	Sep. 16, 2020 shares	Apr. 03, 2020 $ / shares shares	Mar. 20, 2020 Integer $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2023 USD ($) $ / shares shares	Dec. 27, 2022 USD ($) $ / shares shares	Sep. 14, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Nov. 30, 2022 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2023 AUD ($) shares	Sep. 21, 2022 shares	Sep. 20, 2022 shares	Aug. 31, 2022 USD ($)	Jul. 12, 2022 shares	Jun. 30, 2022 AUD ($) shares	May 17, 2022 shares	Aug. 12, 2021 AUD ($)	Jun. 30, 2021 AUD ($) shares	Nov. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) shares
Class of Stock [Line Items]
Common stock per share | $ / shares																	$ 0.001	$ 0.001														$ 0.001					$ 0.001				$ 0.001				$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares Authorized | shares																	10,000,000,000	3,000,000,000														10,000,000,000					10,000,000,000				10,000,000,000				10,000,000,000	10,000,000,000		10,000,000,000		10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	3,000,000,000			10,000,000,000	1,000,000,000		10,000,000,000
Number of preferred stock authorized shares | shares																		1,500,005																																			1,500,005
Preferred stock, shares authorized | shares																	1,500,005	3,001,500,005														1,500,005					1,500,005				1,500,005				1,500,005	1,500,005		1,500,005		1,500,005	1,500,005	1,500,005	10,001,500,005				1,500,005			1,500,005
Stockholders equity reverse stock split																											one-for-one thousand (1:1,000)
Preferred stock, par value | $ / shares																	$ 0.01															$ 0.01					$ 0.01				$ 0.01				$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Shares issued | shares																	0.001															0.001					0.001				0.001				0.001	0.001		0.001		0.001	0.001	0.001					0.001			0.001
Stock issued during period, value																																								$ 48,469										$ 99,285
Aggregate value																	$ 220															$ 14					$ 2,621				$ 220				$ 14	$ 14		$ 2,621		$ 220	$ 14
Issuance of stock | shares																		3,001,500,005																																56,800
Proceeds from issuance of common stock														$ 24,711																											99,285							24,711		$ 99,285
Subscription receivable																	23,758																								23,758									23,758					$ 23,758
Debt instrument face amount																	1,000															95,000									1,000				95,000	95,000				1,000	95,000										$ 19,600
Accrued interest																	8,000															3,000					12,488				8,000				3,000	3,000		12,488		8,000	3,000										416	$ 5,248
Unissued shares conversion | shares																												24
Debt instrument unamortized premium																	313,127															196,496					150,289				313,127				196,496	196,496		150,289		313,127	196,496										11,785
Equity conversion																																																													$ 31,801
Debt instrument fair value																	28,572															178,368					369,110				28,572				178,368	178,368		369,110		28,572	178,368
Loss on extinguishment debt conversion																	19,572															80,368					234,622				19,572				80,368	80,368		234,622		19,572	80,368
Derivative fair value																	$ 2,069															$ 130,975					223,288				$ 2,069				$ 130,975	$ 130,975		223,288		2,069	130,975
Reclassified premium amount for additional paid in capital																																					$ 133,000		$ 85,346	133,646		$ 100,840	$ 16,667	$ 109,643				$ 351,992	227,150	$ 335,677	$ 590,504
Common stock, shares issued | shares																	220,351															14,055					2,621,298				220,351				14,055	14,055		2,621,298		220,351	14,055	2,621,298					220,351			14,055
Stock issued during period value for services																																							56,811			89,030									$ 125,572
Stock issued during period value for services																																																$ 2,408	62,154	$ 72,513	82,872
Stock issued during period shares | shares																12,271																																		12,271
Share price | $ / shares																	$ 3.70																				$ 0.50				$ 3.70							$ 0.50		$ 3.70
Accrued salaries current																	$ 37,341															$ 101,250					$ 56,050				$ 37,341				$ 101,250	$ 101,250		$ 56,050		$ 37,341	101,250	$ 82,500					$ 54,000			$ 135,000
Deemed dividend																																					0											$ 408,557		$ 700,340	$ 391,749
Restricted stock units, value | $ / shares
Unvested stock option expense																																																$ 0		$ 0
Stock options granted | shares																																																0		0	0
Warrants exercisable | shares																																																10		16	30
Proceeds from the exercise of warrants	$ 175,000			$ 200,000								$ 200,000																																				$ 375,000	475,000	$ 625,001	$ 776,044
Subscription receivable value																																																23,758
Gains losses on extinguishment of debt																																					(10,724)											$ 32,186		$ (17,503)	$ 50,607
Number of shares, exercised | shares
Debt discount to be amortized																																					54,111					13,647						$ 138,014	24,942	$ 47,971	$ 136,527
Share based compensation																																																0	41,436
Warrants aggregate price																																					$ 175,000		100,000	100,000		100,000	100,000	275,000						625,001	776,044
Share issued value																																																	448,440	$ 448,440
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuances | shares																	234																				234				234							234		234		234					234
Series B Warrant [Member]
Class of Stock [Line Items]
Offer from Series B warrants																																																		$ 625,000	$ 776,044
Warrants to purchase common stock | shares																	16															20									16				20	20				16	20						16			20
Warrants exercise price | $ / shares																	$ 40,000																								$ 40,000									$ 40,000
Series A And C Warrant [Member]
Class of Stock [Line Items]
Issuance of stock | shares																																																191,999			4,200
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares																	0.284																				$ 1				0.284							$ 1		0.284
Warrants exercise price | $ / shares																	200,000																				200,000				200,000							200,000		200,000
Alternate cashless warrant exercise price | $ / shares																	$ 0.001																				$ 0.001				$ 0.001							$ 0.001		$ 0.001
Percentage of exercise price and market price																																																70.00%		70.00%
Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																	16															10									16				10	10				16	10						16			10
Series B Warrants [Member]
Class of Stock [Line Items]
Shares issued | shares		3	3
Warrants to purchase common stock | shares																																19													19	19					19									19
Share issued value		$ 100,000
Twenty Series A And One Series C Warrants [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																																4,200													4,200	4,200					4,200									4,200
Two Hundred And Eighty Four Series A Warrants [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																	56,800																								56,800									56,800							56,800
Legal Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																						$ 30
Stock issued during period shares for services | shares																						667
Stock issued during period value for services																						$ 20,000
Stock issued during period value for services																																																		$ 20,000
Consultant [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																					$ 20
Stock issued during period shares for services | shares																					2,274
Stock issued during period value for services																					$ 45,030
Stock issued during period value for services																																																		45,030
Consultant One [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																				$ 20
Stock issued during period shares for services | shares																				1,148
Stock issued during period value for services																				$ 24,000
Stock issued during period value for services																																																		24,000
Consultant Two [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																			$ 12.2
Stock issued during period shares for services | shares																			3,834
Stock issued during period value for services																			$ 46,771
Stock issued during period value for services																																																		$ 46,771
Consultant Three [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																	$ 3.70																								$ 3.70									$ 3.70
Stock issued during period shares for services | shares																	12,271
Stock issued during period value for services																	$ 45,403
Stock issued during period value for services																																																		$ 45,403
Stock issued during period shares | shares															12,271
Chief Executive Officer [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																																	0.078
Chief Scientific Officer [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																																	0.039
Subsequent Event [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares													$ 2	$ 2
Issuance of stock | shares													14,337																					667,102		264,493
Proceeds from issuance of common stock													$ 24,711
Debt instrument contractual conversion price | $ / shares																																		$ 0.20		$ 1
Debt instrument face amount																																		$ 112,750		$ 327,200
Accrued interest																																		6,433		22,330
Debt instrument unamortized premium																																		$ 48,865		$ 133,646
Proceeds from the exercise of warrants										$ 50,000
Convertible Debt [Member]
Class of Stock [Line Items]
Issuance of stock | shares																																			380,506	264,493		1,375,598												96,960	8,786
Proceeds from issuance of common stock																																			$ 165,691	$ 456,939		$ 435,198												$ 657,125	$ 1,239,075
Debt instrument contractual conversion price | $ / shares																																$ 130			$ 1	$ 1		$ 2							$ 130	$ 130					$ 130
Debt instrument face amount																	599,148															$ 1,018,867			$ 158,500	$ 327,200		$ 290,000			$ 599,148				$ 1,018,867	$ 1,018,867				599,148	$ 1,018,867
Accrued interest																	36,154															103,321			$ 7,191	$ 22,330		$ 17,985			36,154				103,321	103,321				36,154	103,321
Conversion fees																	$ 2,250															$ 16,500									$ 2,250				$ 16,500	$ 16,500				$ 2,250	$ 16,500
Common stock, shares issued | shares																	7,326																								7,326									7,326							7,326
Proceeds, Issuance of Shares, Share-Based Payment Arrangement, Including Option Exercised																																																		$ 19,572
Convertible Debt [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Volatility																	0															0									0				0	0				0	0						0			0
Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																																		3 days	3 days
Convertible Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Volatility																	1.28															0.05					4.74				1.28				0.05	0.05		4.74		1.28	0.05	4.74					1.28			0.05
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Volatility																	228															222					267.38				228				222	222		267.38		228	222	267.38					228			222
Convertible Debt [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares issued | shares																																																								7,326
Settlement and Mutual Release Agreement [Member]
Class of Stock [Line Items]
Convertible notes payable																																					$ 122,000											$ 122,000
Gains losses on extinguishment of debt																																																11,334
Common Stock [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares																		$ 0.001
Stock issued during period, value																																								$ 14										$ 26
Share issued price per share | $ / shares													$ 2	$ 2			$ 10															$ 0.10									$ 10				$ 0.10	$ 0.10				$ 10	$ 0.10
Issuance of stock | shares														14,337																										14,337	25,663									25,663	29
Reclassified premium amount for additional paid in capital
Common stock, shares issued | shares																	16															30									16				30	30				16	30						16			30
Stock issued during period shares for services | shares																																							79,412			2,941			581	581					806
Stock issued during period value for services																																$ 58,061							$ 79			$ 3									$ 1
Consulting expenses																																																			$ 58,061
Warrants to purchase common stock | shares																	16																								16									16							16
Number of shares, exercised | shares	45			5								5
Issuance of common stock for exercise of warrants | shares																																					4		3	1		1	3	7						16	30
Warrants aggregate price
Common Stock [Member] | Legal Services [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																								$ 50
Stock issued during period shares for services | shares																								167
Stock issued during period value for services																								$ 7,883
Stock issued during period value for services																																																		7,883
Common Stock [Member] | Consultant Services [Member]
Class of Stock [Line Items]
Aggregate value																				$ 24,000
Share issued price per share | $ / shares																				$ 0.02											$ 40													$ 40
Stock issued during period shares for services | shares																															2,820
Stock issued during period value for services																															$ 104,611
Stock issued during period value for services																																																		104,611
Stock issued during period shares | shares																				1,148,326
Common Stock [Member] | Bonus Payable [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares																								$ 30
Stock issued during period shares for services | shares																								2,800
Stock issued during period value for services																								$ 87,920
Bonus payable																	$ 84,000															84,000									$ 84,000				$ 84,000	$ 84,000				84,000	84,000
Stock issued during period value for services																																																		3,920
Common Stock [Member] | Consultant [Member]
Class of Stock [Line Items]
Share issued price per share | $ / shares					$ 0.07			$ 0.90																		$ 300
Stock issued during period shares for services | shares					73,301			6,111																		225																					73,301
Stock issued during period value for services					$ 51,311			$ 5,500																		$ 67,511
Consulting expenses																																																			67,511
Stock issued during period value for services																																																51,311
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares, exercised | shares											1
Warrant [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares									$ 10
Warrants to purchase common stock | shares									1,000
Warrants expiration date									Aug. 16, 2025
Fair market value of warrants									$ 2,408
Stock valuation price per share | $ / shares									$ 2.60
Warrant exercise price | $ / shares									$ 10
Share based compensation																																																2,408
Warrants aggregate price																																					$ 150,000
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Volatility									0
Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term									3 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Volatility									3.19
Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Volatility									236
Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Deemed dividend											$ 389,235
Series B Warrants [Member]
Class of Stock [Line Items]
Offer from Series B warrants			$ 250
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																																	0.117
Restricted stock units, value | $ / shares																																	$ 4,250,000
Fair value granted, shares																																	$ 497,240
Unrecognized restricted stock units expense																																																248,620		248,620
Restricted stock units not yet vested, shares																	$ 248,620															$ 248,620					$ 248,620				$ 248,620				$ 248,620	$ 248,620		$ 248,620		$ 248,620	$ 248,620
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																																	0.08
Restricted Stock Units (RSUs) [Member] | Chief Scientific Officer [Member]
Class of Stock [Line Items]
Restricted stock units, shares | shares																																	0.04
Unvested Restricted Stock Units [Member]
Class of Stock [Line Items]
Unvested restricted stock units | shares																	0.06																				59				0.06							59		0.06		59					0.06
Maximum [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Debt instrument contractual conversion price | $ / shares																	$ 40															$ 2,000									$ 40				$ 2,000	$ 2,000				$ 40	$ 2,000
Maximum [Member] | Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																																10 days
Maximum [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares																		3,000,000,000
Minimum [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Debt instrument contractual conversion price | $ / shares																	$ 10															$ 30									$ 10				$ 30	$ 30				$ 10	$ 30
Minimum [Member] | Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term																																																3 days
Minimum [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares																		1,000,000,000
Common Stock Purchase Agreement [Member] | Dutchess [Member]
Class of Stock [Line Items]
Agreement term						36 months																	36 months
Lowest trading price																							92.00%
Percentage of average daily trading volume							200.00%																300.00%
Aggregate value						$ 250,000	$ 250,000																$ 250,000
Deferred offering cost																	$ 20,000																								$ 20,000									$ 20,000
Beneficial ownership limitation, percentage						9.99%	9.99%
Common Stock Purchase Agreement [Member] | Dutchess [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Aggregate value																							$ 20,000
Restricted stock units, shares | shares																							1,000
Share issued price per share | $ / shares																							$ 20
Common Stock Purchase Agreement [Member] | Dutchess [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock issued during period, value						$ 5,000,000																	$ 5,000,000
Underlying Financing Agreements [Member]
Class of Stock [Line Items]
Common stock reserved for future issuances | shares																	730,181																				5,742,520				730,181							5,742,520		730,181		5,742,520					730,181
Nathanielsz Cancellation Agreement [Member]
Class of Stock [Line Items]
Percentage of bonus of annual base salary																								200.00%
Cancellation Agreement [Member] | Dr. Kenyon [Member]
Class of Stock [Line Items]
Stock issued during period value for services																																																		$ 4,788
Accrued salaries current																								$ 102,600
Cancellation Agreement [Member] | Dr. Kenyon [Member]
Class of Stock [Line Items]
Aggregate value																								$ 107,388
Share issued price per share | $ / shares																								$ 30
Stock issued during period shares | shares																								3,420
Adjustments to additional paid in capital stock issued issuance costs																																																		102,600
Director Agreement [Member] | Josef Zelinger [Member]
Class of Stock [Line Items]
Aggregate value																																$ 87,920													$ 87,920	$ 87,920					$ 87,920
Issuance of stock | shares																																																			2,800
Stock issued during period value for services																																																		3,920
Share price | $ / shares																																$ 30													$ 30	$ 30					$ 30
Adjustments to additional paid in capital stock issued issuance costs																																																		84,000
Accrued salaries current																								$ 184																																			$ 250.00
Accrued liabilities																																$ 84,000													$ 84,000	$ 84,000					$ 84,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Equity purchase agreement description																													the Company closed on a transaction related to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into on March 30, 2020, whereby an investor purchased from the Company, 7.5 units, each consisting of (i) 1.5 shares of the Company’s common stock, or pre-funded warrants upon Investor’s election due to the 4.99% blocker provision and (ii) 1.5 warrants to purchase one share of Common Stock (“Series A Warrants”, and collectively with the Common Stock the “Units”).
Debt discount to be amortized																																																$ 210,278	$ 66,000	73,500	$ 211,000
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																													10
Warrants exercise price | $ / shares																													$ 100
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued | shares						75,000	75,000
Debt instrument face amount						$ 125,000	$ 125,000																														$ 125,000											125,000
Accrued interest																																					$ 5,103											5,103
Debt discount to be amortized						$ 37,500
Mr. Nathanielsz [Member]
Class of Stock [Line Items]
Stock issued during period value for services																																																		8,299
Adjustments to additional paid in capital stock issued issuance costs																																																		$ 177,840
Mr. Nathanielsz [Member] | Nathanielsz Cancellation Agreement [Member]
Class of Stock [Line Items]
Aggregate value																									$ 186,139
Percentage of bonus of annual base salary																									78.00%
Officers compensation																									$ 177,840
Debt conversion converted instrument shares issued | shares																									5,928
Share price | $ / shares																									$ 30
Affiliated Entity [Member] | Warrant [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares									$ 10
Warrants to purchase common stock | shares									2,305
Gains losses on extinguishment of debt																																																$ 17,499
Fair market value of warrants									$ 5,551
Stock valuation price per share | $ / shares									$ 2.60
Warrant exercise price | $ / shares									$ 10
Warrants outstanding payable									$ 23,050
Affiliated Entity [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Volatility									0
Affiliated Entity [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Class of Stock [Line Items]
Maturity term									3 years
Affiliated Entity [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Volatility									3.19
Affiliated Entity [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Volatility									236
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares																	500,000															500,000					500,000				500,000				500,000	500,000		500,000		500,000	500,000	500,000					500,000			500,000		500,000
Preferred stock, par value | $ / shares																	$ 0.01															$ 0.01					$ 0.01				$ 0.01				$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock shares issued | shares																	500,000															500,000					0				500,000				500,000	500,000		0		500,000	500,000	0					500,000			500,000
Preferred stock shares outstanding | shares																	500,000															500,000					0				500,000				500,000	500,000		0		500,000	500,000	0					500,000			500,000
Shares issued | shares																	0															0									0				0	0				0	0						0			0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares																	5															5					5				5				5	5		5		5	5	5					5			5
Preferred stock, par value | $ / shares																	$ 0.01															$ 0.01					$ 0.01				$ 0.01				$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Preferred stock shares issued | shares																	1															1					1				1				1	1		1		1	1	1					1			1
Preferred stock shares outstanding | shares																	1															1					1				1				1	1		1		1	1	1					1			1
Shares issued | shares																	0															0					0				0				0	0		0		0	0	0					0			0
Series B Preferred Stock [Member] | Nathanielsz [Member]
Class of Stock [Line Items]
Beneficial ownership shares | shares																	1																								1									1							1
Prefunded Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																																10													10	10					10									10
Series A Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price option | $ / shares																	$ 200																								$ 200									$ 200
Series B Warrants [Member]
Class of Stock [Line Items]
Number of shares, exercised | shares	4			5								5
Series B Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares, exercised | shares											1
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																													64	4
Warrants exercise price | $ / shares																														$ 40,000
Warrants term																														3 years
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																														64
Warrants exercisable | shares																														38
Trading days | Integer																														10
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Holder [Member]
Class of Stock [Line Items]
Issuance of stock | shares																														4
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																													64
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																														64
Warrants exercise price | $ / shares																														$ 200,000
Warrants term																														3 years
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price option | $ / shares																																					$ 200											$ 200
Series A Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants to purchase common stock | shares																														11
Warrants exercise price | $ / shares																														$ 200,000
Warrants term																														3 years
Warrant description																														the Series A Warrants contain a provision for a cashless conversion at the Holder’s option should the trading price of the Common Stock fall below $200,000, per share calculated based on the difference between the exercise price of the Series A Warrant and 70% of the Market Price, as defined therein (the” Alternate Cashless Exercise”). The Alternate Cashless Exercise price is $0.001.